UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
                Burlington, ON, Canada
                L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                                Burlington, Ontario, Canada	 May 15, 2008
Signature			City, State			 Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-5110				Third Avenue Management LLC
28-04003		        Ariel Capital Management, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	116

Form 13F Information Table Value Total: 	$2,168,365
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



13F - INFORMATION TABLE as at March 31, 2008

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER                        TITLE          CUSIP     Value      SHRS     SH/ PUT/  INVSTMT  OTHER SOLE  SHRD NONE
                                     OF CLASS        NUMBER   (x$1000)    OR PRN   PRN  CALL DSCRETN  MNGERS

4 KIDS ENTMT INC                 COM             350865101        4,593     470,075 SH        SOLE        470,075
ACE LTD                          ORD             KYG0070K1031     3,968      72,064 SH        SOLE         72,064
ADOBE SYS INC                    COM             00724F101        1,046      29,400 SH        SOLE         29,400
AFLAC INC                        COM             001055102        6,831     105,180 SH        SOLE        105,180
AGNICO EAGLE MINES LTD           COM             008474108        2,849      41,986 SH        SOLE         41,986
AGRIUM INC                       COM             008916108        2,626      42,263 SH        SOLE         42,263
ALBANY INTL CORP                 CL A            012348108        7,585     209,891 SH        SOLE        209,891
ALTERA CORP                      COM             021441100          826      44,800 SH        SOLE         44,800
AMERICAN EXPRESS CO              COM             025816109        5,221     119,422 SH        SOLE        119,422
AMERICAN INTL GROUP INC          COM             026874107      108,028   2,497,757 SH        SOLE      2,497,757
AON CORP                         COM             037389103          346       8,600 SH        SOLE          8,600
APPLIED MATLS INC                COM             038222105        5,309     272,121 SH        SOLE        272,121
AXA                              SPONSORED ADR   054536107        2,762      76,500 SH        SOLE         76,500
BANK NOVA SCOTIA HALIFAX         COM             064149107       55,753   1,228,924 SH        SOLE      1,228,924
BANK OF AMERICA CORPORATION      COM             060505104        2,718      71,700 SH        SOLE         71,700
BANK OF NEW YORK MELLON CORP     COM             064058100        4,070      97,523 SH        SOLE         97,523
BARCLAYS PLC                     ADR             06738E204        6,199     171,250 SH        SOLE        171,250
BERKSHIRE HATHAWAY INC DEL       CL A            084670108       28,814         216 SH        SOLE            216
BEST BUY INC                     COM             086516101        1,616      38,989 SH        SOLE         38,989
BROOKFIELD ASSET MGMT INC        CL A LTD VT SH  112585104       70,304   2,607,979 SH        SOLE      2,607,979
CANADIAN NAT RES LTD             COM             136385101        2,846      41,559 SH        SOLE         41,559
CANADIAN NATL RY CO              COM             136375102        2,508      51,695 SH        SOLE         51,695
CANADIAN PAC RY LTD              COM             13645T100        3,859      60,000 SH        SOLE         60,000
CAPITALSOURCE INC                COM             14055X102          851      88,000 SH        SOLE         88,000
CISCO SYS INC                    COM             17275R102        1,899      78,821 SH        SOLE         78,821
CITIGROUP INC                    COM             172967101        1,864      87,009 SH        SOLE         87,009
COCA COLA FEMSA S A B DE C V     SPON ADR REP L  191241108        3,433      60,936 SH        SOLE         60,936
CONOCOPHILLIPS                   COM             20825C104          234       3,070 SH        SOLE          3,070
CREDIT SUISSE GROUP              SPONSORED ADR   225401108        3,104      61,000 SH        SOLE         61,000
DELL INC                         COM             24702R101        6,534     328,011 SH        SOLE        328,011
DEUTSCHE BANK AG                 NAMEN AKT       DE0005140008     2,318      20,500 SH        SOLE         20,500
DISCOVER FINL SVCS               COM             254709108          458      28,000 SH        SOLE         28,000
ENCANA CORP                      COM             292505104        2,129      27,930 SH        SOLE         27,930
ENI S P A                        SPONSORED ADR   26874R108          545       8,000 SH        SOLE          8,000
ENTERCOM COMMUNICATIONS CORP     CL A            293639100        1,188     119,615 SH        SOLE        119,615
EQUIFAX INC                      COM             294429105          431      12,500 SH        SOLE         12,500
FEDEX CORP                       COM             31428X106       57,152     616,725 SH        SOLE        616,725
FIDELITY NATIONAL FINANCIAL      CL A            31620R105          686      37,400 SH        SOLE         37,400
FIDELITY NATL INFORMATION SV     COM             31620M106          767      20,100 SH        SOLE         20,100
FOREST CITY ENTERPRISES INC      CL A            345550107          394      10,700 SH        SOLE         10,700
FRANCE TELECOM                   SPONSORED ADR   35177Q105          453      13,500 SH        SOLE         13,500
FURNITURE BRANDS INTL INC        COM             360921100        7,210     616,240 SH        SOLE        616,240
GARMIN LTD                       ORD             KYG372601099       810      15,000 SH        SOLE         15,000
GEMSTAR-TV GUIDE INTL INC        COM             36866W106        6,642   1,413,191 SH        SOLE      1,413,191
GENERAL ELECTRIC CO              COM             369604103        6,384     172,500 SH        SOLE        172,500
GERDAU AMERISTEEL CORP           COM             37373P105        3,015     211,435 SH        SOLE        211,435
GLAXOSMITHKLINE PLC              SPONSORED ADR   37733W105          339       8,000 SH        SOLE          8,000
GLOBAL PMTS INC                  COM             37940X102        1,001      24,200 SH        SOLE         24,200
HARTFORD FINL SVCS GROUP INC     COM             416515104       12,141     160,236 SH        SOLE        160,236
HSBC HLDGS PLC                   SPON ADR NEW    404280406       30,228     353,520 SH        SOLE        353,520
ICICI BK LTD                     ADR             45104G104        1,413      37,000 SH        SOLE         37,000
INDYMAC BANCORP INC              COM             456607100        2,628     529,895 SH        SOLE        529,895
INFOSYS TECHNOLOGIES LTD         SPONSORED ADR   456788108        4,941     138,135 SH        SOLE        138,135
ING GROEP N V                    SPONSORED ADR   456837103        2,874      76,919 SH        SOLE         76,919
INTEL CORP                       COM             458140100        3,012     142,234 SH        SOLE        142,234
INTERPUBLIC GROUP COS INC        COM             460690100       17,188   2,043,761 SH        SOLE      2,043,761
INVESCO LTD                      SHS             BMG491BT1088   203,062   8,335,895 SH        SOLE      8,335,895
JOHNSON & JOHNSON                COM             478160104       57,954     893,386 SH        SOLE        893,386
JOURNAL COMMUNICATIONS INC       CL A            481130102          424      57,442 SH        SOLE         57,442
JP MORGAN CHASE & CO             COM             46625H100       27,767     646,491 SH        SOLE        646,491
LEGG MASON INC                   COM             524901105        6,851     122,380 SH        SOLE        122,380
LLOYDS TSB GROUP PLC             SPONSORED ADR   539439109        6,175     172,000 SH        SOLE        172,000
LUNDIN MINING CORP               COM             550372106       16,773   2,458,575 SH        SOLE      2,458,575
MANULIFE FINL CORP               COM             56501R106      157,054   4,101,476 SH        SOLE      4,101,476
MARVELL TECHNOLOGY GROUP LTD     ORD             BMG5876H1051       860      79,040 SH        SOLE         79,040
MEDTRONIC INC                    COM             585055106        1,080      22,324 SH        SOLE         22,324
MERRILL LYNCH & CO INC           COM             590188108      112,543   2,762,467 SH        SOLE      2,762,467
MICROSOFT CORP                   COM             594918104        2,797      98,564 SH        SOLE         98,564
MOODYS CORP                      COM             615369105        8,641     248,100 SH        SOLE        248,100
MORGAN STANLEY                   COM NEW         617446448        6,293     137,699 SH        SOLE        137,699
MOTOROLA INC                     COM             620076109        8,719     937,482 SH        SOLE        937,482
NELNET INC                       CL A            64031N108        6,469     550,548 SH        SOLE        550,548
NEUSTAR INC                      CL A            64126X201       13,714     517,910 SH        SOLE        517,910
NEXEN INC                        COM             65334H102       74,197   2,499,380 SH        SOLE      2,499,380
NOKIA CORP                       SPONSORED ADR   654902204          847      26,600 SH        SOLE         26,600
NOMURA HLDGS INC                 SPONSORED ADR   65535H208        2,555     170,000 SH        SOLE        170,000
NORTHERN TR CORP                 COM             665859104        5,515      82,969 SH        SOLE         82,969
OPPENHEIMER HLDGS INC            CL A NON VTG    683797104       27,295     629,641 SH        SOLE        629,641
PALOMAR MED TECHNOLOGIES INC     COM NEW         697529303        5,051     334,480 SH        SOLE        334,480
PETRO-CDA                        COM             71644E102        2,849      65,367 SH        SOLE         65,367
PFIZER INC                       COM             717081103        1,576      75,294 SH        SOLE         75,294
POSCO                            SPONSORED ADR   693483109        3,185      26,773 SH        SOLE         26,773
PROGRESSIVE CORP OHIO            COM             743315103        2,803     174,401 SH        SOLE        174,401
PRUDENTIAL FINL INC              COM             744320102        6,026      77,012 SH        SOLE         77,012
QUEST DIAGNOSTICS INC            COM             74834L100       41,798     923,304 SH        SOLE        923,304
REGIS CORP MINN                  COM             758932107       10,155     369,400 SH        SOLE        369,400
RESEARCH IN MOTION LTD           COM             760975102          842       7,500 SH        SOLE          7,500
ROGERS COMMUNICATIONS INC        CL B            775109200        2,980      82,822 SH        SOLE         82,822
ROYAL BK CDA MONTREAL QUE        COM             780087102      118,879   2,543,837 SH        SOLE      2,543,837
ROYAL BK SCOTLAND GROUP PLC      SP ADR REP SHS  780097721        1,220     179,890 SH        SOLE        179,890
RYLAND GROUP INC                 COM             783764103        7,533     229,033 SH        SOLE        229,033
SANDISK CORP                     COM             80004C101        1,457      64,574 SH        SOLE         64,574
SECURITY CAPITAL ASSURANCE       COM             BMG8018D1074       705   1,354,838 SH        SOLE      1,354,838
SHAW COMMUNICATIONS INC          CL B CONV       82028K200          519      28,350 SH        SOLE         28,350
SK TELECOM LTD                   SPONSORED ADR   78440P108        5,322     246,294 SH        SOLE        246,294
SPRINT NEXTEL CORP               COM SER 1       852061100        8,525   1,274,250 SH        SOLE      1,274,250
STATE STR CORP                   COM             857477103          751       9,500 SH        SOLE          9,500
STEWART INFORMATION SVCS COR     COM             860372101          574      20,500 SH        SOLE         20,500
SUN LIFE FINL INC                COM             866796105       49,768   1,064,064 SH        SOLE      1,064,064
SUNCOR ENERGY INC                COM             867229106       85,911     888,519 SH        SOLE        888,519
SUPERTEX INC                     COM             868532102          474      23,203 SH        SOLE         23,203
SYMANTEC CORP                    COM             871503108          531      31,966 SH        SOLE         31,966
TALISMAN ENERGY INC              COM             87425E103        3,124     176,047 SH        SOLE        176,047
TECK COMINCO LTD                 CL B            878742204        6,933     169,000 SH        SOLE        169,000
THOMSON CORP                     COM             884903105      125,212   3,721,747 SH        SOLE      3,721,747
TIM HORTONS INC                  COM             88706M103        2,715      79,695 SH        SOLE         79,695
TORONTO DOMINION BK ONT          COM NEW         891160509      319,775   5,199,008 SH        SOLE      5,199,008
TOTAL S A                        SPONSORED ADR   89151E109          444       6,000 SH        SOLE          6,000
UBS AG                           SHS NEW         CH0024899483    61,886   2,131,950 SH        SOLE      2,131,950
VERISIGN INC                     COM             92343E102        3,850     115,800 SH        SOLE        115,800
WACHOVIA CORP NEW                COM             929903102        1,812      67,100 SH        SOLE         67,100
WAL MART STORES INC              COM             931142103          316       6,000 SH        SOLE          6,000
WELLS FARGO & CO NEW             COM             949746101       11,888     408,536 SH        SOLE        408,536
WESTERN UN CO                    COM             959802109          744      35,000 SH        SOLE         35,000
WILLIS GROUP HOLDINGS LTD        SHS             BMG966551084     2,480      73,795 SH        SOLE         73,795
XL CAP LTD                       CL A            KYG982551056      5225     176,815 SH        SOLE        176,815

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